Financial Risk Management (Details) - Schedule of liabilities measured at fair value based on level 3	12 Months Ended
Mar. 31, 2022 USD ($)
US$
Beginning balance
Acquired during the year	8,735,145
Settlement by digital assets, for the year	(2,533,106)
Fair value gains recognized in profit or loss	(1,930)
Ending balance	$ 6,200,109